Oberweis International Opportunities Institutional Fund (Prospectus Summary) | Oberweis International Opportunities Institutional Fund
OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
INVESTMENT OBJECTIVE
The Oberweis International Opportunities Institutional Fund's investment objective is to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis International Opportunities Institutional Fund
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oberweis International Opportunities Institutional Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.15%	[1]
Expense Reimbursement	(0.05%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%
[1]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.10% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the "expense limitation"). The contractual arrangement continues in force until April 30, 2019. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund's expenses to exceed the expense limitation in place at the time of the reimbursement or currently, whichever is less.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | Oberweis International Opportunities Institutional Fund | USD ($)	112	360	628	1,393

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 168% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund's investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM's fundamental analysis entails an evaluation of an individual company's future growth prospects. OAM's evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM's estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund's portfolio, and as a result, the Fund's portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The Fund generally will invest less than 25% of its assets in securities of countries in emerging markets.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth - potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst - a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change - a business that is experiencing change - often from a new product, a new management team or a regulatory change - as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM's forecasts and consensus analyst expectations.

Limited Analyst Coverage - a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability - a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage - profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation - undervalued based on OAM's growth forecasts and historical valuation metrics afforded the company and/or peers.

PRINCIPAL RISKS

The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company's operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

RMB Currency Risk

The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect (“China Connect Securities”) with Renminbi (“RMB”), the official currency of China. Similar to other foreign currencies, the exchange rate of the RMB may rise or fall. There is no guarantee that the RMB will not depreciate. The exchange rate of the RMB may be affected by, among other things, foreign exchange controls imposed by the mainland Chinese central government from time to time (for example, there are currently restrictions on the conversion of the RMB into other currencies). The Fund may have to convert the dollar into RMB when investing in Chinese Connect Securities and vice versa for any payments in RMB from transactions in the China Connect Securities. The Fund may incur currency conversion costs (being the spread between buying and selling of the RMB) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of China Connect Securities.

Portfolio Turnover Risk

The Fund may experience high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER	WORST QUARTER
1Q 2017 10.70%	4Q 2016 -8.22%

The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2017)
Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Oberweis International Opportunities Institutional Fund	Return Before Taxes	40.99%	15.54%	8.95%	Mar. 10, 2014
Oberweis International Opportunities Institutional Fund | After Taxes on Distributions	Return After Taxes on Distributions	38.70%	14.82%	8.41%	Mar. 10, 2014
Oberweis International Opportunities Institutional Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	25.07%	12.20%	6.99%	Mar. 10, 2014
MSCI ACWI Small Cap Growth Index	MSCI ACWI Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	34.27%	14.18%	8.55%	Mar. 10, 2014